S-K 1604(a)(3) De-SPAC Forepart, Compensation	Jul. 01, 2025 USD ($) $ / shares shares
Suntone Investment Pty Ltd | Common Shares [Member]
De-SPAC Forepart, Sponsor Compensation [Line Items]
De-SPAC Forepart, Securities Issued or To Be Issued, Shares	2,000,000
De-SPAC Forepart, Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 12.1
De-SPAC Forepart, Price Paid or to be Paid for Securities, Total Amount | $	$ 24,200,000
Suntone Investment Pty Ltd | Warrants [Member]
De-SPAC Forepart, Sponsor Compensation [Line Items]
De-SPAC Forepart, Securities Issued or To Be Issued, Shares	4,795,000
De-SPAC Forepart, Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 0.015
De-SPAC Forepart, Price Paid or to be Paid for Securities, Total Amount | $	$ 72,884
Binson Lau, Chairman of the IWAC Board and CEO of Btab | Common Class A [Member]
De-SPAC Forepart, Sponsor Compensation [Line Items]
De-SPAC Forepart, Securities Issued or To Be Issued, Shares	10,334,350
De-SPAC Forepart, Price Paid or to be Paid for Securities, Total Amount | $	$ 125,040,000.00
Binson Lau, Chairman of the IWAC Board and CEO of Btab | Common Class V [Member]
De-SPAC Forepart, Sponsor Compensation [Line Items]
De-SPAC Forepart, Securities Issued or To Be Issued, Shares	100,000
John Chen, director of IWAC | Common Class A [Member]
De-SPAC Forepart, Sponsor Compensation [Line Items]
De-SPAC Forepart, Securities Issued or To Be Issued, Shares	246,893
De-SPAC Forepart, Price Paid or to be Paid for Securities, Total Amount | $	$ 2,900,000
Yueh Eric Seto, director of IWAC | Common Class A [Member]
De-SPAC Forepart, Sponsor Compensation [Line Items]
De-SPAC Forepart, Securities Issued or To Be Issued, Shares	124,100
De-SPAC Forepart, Price Paid or to be Paid for Securities, Total Amount | $	$ 1,500,000
Matthew Malriat, CFO and director of IWAC | Common Class A [Member]
De-SPAC Forepart, Sponsor Compensation [Line Items]
De-SPAC Forepart, Securities Issued or To Be Issued, Shares	100,000
De-SPAC Forepart, Price Paid or to be Paid for Securities, Total Amount | $	$ 1,100,000